Shareholder Report	12 Months Ended
Aug. 31, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Managed Portfolio Series
Entity Central Index Key	0001511699
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2024
A Class
Shareholder Report [Line Items]
Fund Name	Principal Street High Income Municipal Fund
Class Name	Class A
Trading Symbol	GSTFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Principal Street High Income Municipal Fund for the period of September 1, 2023, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.easterlyam.com/rocmuni-high-income-municipal-bond-fund/. You can also request this information by contacting us at 1-844-678-6900.
Material Fund Change Notice [Text Block]	This report describes material fund changes. Please see page 2.
Additional Information Phone Number	1-844-678-6900
Additional Information Website	https://funds.easterlyam.com/rocmuni-high-income-municipal-bond-fund/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$117	1.12%

Expenses Paid, Amount	$ 117
Expense Ratio, Percent	1.12%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
Over the period of 8/31/23 thru 8/31/24 the Municipal Bond Market continued to recover from the prior 18 months of record breaking outflows. Although the last quarter of 2023 still experienced redemptions with a trailing four week average of approximately $1Billion, the new calendar year saw increasing interest and demand for the then much higher levels of tax free yields available in the asset class. For the remaining reporting period, municipal market flows turned positive on a four week trailing period, averaging roughly $750Million each month through August 2024. This was further evidenced by the subsequent increases in bond prices as AAA yields declined 41bps-18bps-29bps-25bps (5yr-10yr-20yr-30yr) and A rated yields declined 45bps-34bps-52bps-46bps (5yr-10yr-20yr-30yr). Additionally, credit outperformed high grade paper with spreads tightened upwards of 75bps on the short end of the curve (5yr) and 65 bps on the long end (22+yr).   The municipal bond market continues to provide opportunities to invest in attractive tax exempt yields, albeit at lower levels than a year ago but still quite attractive relative to the prior low rate environment experienced in the 2010s and most of the 2020s thus far.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (02/15/2022)
Class A (without sales charge)	8.76	-0.89
Class A (with sales charge)	6.22	-1.77
Bloomberg Municipal Bond Total Return Index	6.09	0.86
Bloomberg High Yield Muni Bond	12.38	1.85

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 04, 2024
Updated Performance Information Location [Text Block]
Visit https://funds.easterlyam.com/rocmuni-high-income-municipal-bond-fund/ for more recent performance information.
Visit https://funds.easterlyam.com/rocmuni-high-income-municipal-bond-fund/ for more recent performance information.

Net Assets	$ 335,699,775
Holdings Count | $ / shares	188
Advisory Fees Paid, Amount	$ 1,677,052
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of August 31, 2024)

Net Assets	$335,699,775
Number of Holdings	188
Net Advisory Fee	$1,677,052
Portfolio Turnover	24%
Average Credit Quality	BB
Effective Duration	7.43 years
30-Day SEC Yield	4.67%
30-Day SEC Yield Unsubsidized	4.68%

Holdings [Text Block]

Top 10 Issuers	(%)
Public Finance Authority	6.7%
South Carolina Jobs-Economic Development Authority	3.7%
Capital Trust Agency, Inc.	3.6%
Children’s Trust Fund	3.1%
Brazoria County Industrial Development Corp.	2.6%
Falmouth Solid Waste Disposal Facilities Revenue	2.5%
Angelina & Neches River Authority	2.5%
Tarrant County Cultural Education Facilities Finance Corp.	2.2%
Atoka Industrial Development Authority	2.0%
Iowa Finance Authority	2.0%

Material Fund Change [Text Block]
MATERIAL FUND CHANGES
On September 30, 2024, the High Income Fund held a special meeting of shareholders, and at such meeting, High Income Fund shareholders approve an Agreement and Plan of Reorganization whereby the High Income Fund would reorganize from Managed Portfolio Series and move into a newly created series of James Alpha Trust (the “High Income Reorganization”), to be called the Easterly ROCMuni High Income Municipal Bond Fund. The High Income Reorganization is was structured as a tax-free reorganization for federal tax purposes. The Inspector of Elections reported that of the 44,355,586 shares outstanding and available to vote as of the close of business of June 28, 2024: 22,872,045 shares were present in person or by proxy, and of those shares 21,674,206 shares or 94.76% voted in favor (representing 48.86% of total outstanding shares:, 63,077 shares or 0.28% voted against (representing 0.14% of outstanding shares, and 1,134,762 shares or 4.96% abstained or withheld from voting (representing 2.56% of total outstanding shares), which abstentions are also treated as a vote against the proposal. The High Income Reorganization commenced after the close on October 4, 2024.
The High Income Fund and Short Term Fund were deemed to be the accounting survivors for financial reporting purposes after the reorganizations. In conjunction with the reorganizations, Easterly Investment Partners LLC became the new investment adviser of each fund, replacing Principal Street Partners, LLC.

Updated Prospectus Web Address	https://funds.easterlyam.com/rocmuni-high-income-municipal-bond-fund/
Institutional Class
Shareholder Report [Line Items]
Fund Name	Principal Street High Income Municipal Fund
Class Name	Institutional
Trading Symbol	GSTAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Principal Street High Income Municipal Fund for the period of September 1, 2023, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.easterlyam.com/rocmuni-high-income-municipal-bond-fund/. You can also request this information by contacting us at 1-844-678-6900.
Material Fund Change Notice [Text Block]	This report describes material fund changes. Please see page 2.
Additional Information Phone Number	1-844-678-6900
Additional Information Website	https://funds.easterlyam.com/rocmuni-high-income-municipal-bond-fund/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$92	0.88%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.88%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
Over the period of 8/31/23 thru 8/31/24 the Municipal Bond Market continued to recover from the prior 18 months of record breaking outflows. Although the last quarter of 2023 still experienced redemptions with a trailing four week average of approximately $1Billion, the new calendar year saw increasing interest and demand for the then much higher levels of tax free yields available in the asset class. For the remaining reporting period, municipal market flows turned positive on a four week trailing period, averaging roughly $750Million each month through August 2024. This was further evidenced by the subsequent increases in bond prices as AAA yields declined 41bps-18bps-29bps-25bps (5yr-10yr-20yr-30yr) and A rated yields declined 45bps-34bps-52bps-46bps (5yr-10yr-20yr-30yr). Additionally, credit outperformed high grade paper with spreads tightened upwards of 75bps on the short end of the curve (5yr) and 65 bps on the long end (22+yr).   The municipal bond market continues to provide opportunities to invest in attractive tax exempt yields, albeit at lower levels than a year ago but still quite attractive relative to the prior low rate environment experienced in the 2010s and most of the 2020s thus far.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (09/15/2017)
Institutional (without sales charge)	7.94	-1.08	1.74
Bloomberg Municipal Bond Total Return Index	6.09	1.02	2.03
Bloomberg High Yield Muni Bond	12.38	2.85	4.34

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 04, 2024
Updated Performance Information Location [Text Block]
Visit https://funds.easterlyam.com/rocmuni-high-income-municipal-bond-fund/ for more recent performance information.
Visit https://funds.easterlyam.com/rocmuni-high-income-municipal-bond-fund/ for more recent performance information.

Net Assets	$ 335,699,775
Holdings Count | $ / shares	188
Advisory Fees Paid, Amount	$ 1,677,052
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of August 31, 2024)

Net Assets	$335,699,775
Number of Holdings	188
Net Advisory Fee	$1,677,052
Portfolio Turnover	24%
Average Credit Quality	BB
Effective Duration	7.43 years
30-Day SEC Yield	5.03%
30-Day SEC Yield Unsubsidized	5.04%

Holdings [Text Block]

Top 10 Issuers	(%)
Public Finance Authority	6.7%
South Carolina Jobs-Economic Development Authority	3.7%
Capital Trust Agency, Inc.	3.6%
Children’s Trust Fund	3.1%
Brazoria County Industrial Development Corp.	2.6%
Falmouth Solid Waste Disposal Facilities Revenue	2.5%
Angelina & Neches River Authority	2.5%
Tarrant County Cultural Education Facilities Finance Corp.	2.2%
Atoka Industrial Development Authority	2.0%
Iowa Finance Authority	2.0%

Material Fund Change [Text Block]
MATERIAL FUND CHANGES
On September 30, 2024, the High Income Fund held a special meeting of shareholders, and at such meeting, High Income Fund shareholders approve an Agreement and Plan of Reorganization whereby the High Income Fund would reorganize from Managed Portfolio Series and move into a newly created series of James Alpha Trust (the “High Income Reorganization”), to be called the Easterly ROCMuni High Income Municipal Bond Fund. The High Income Reorganization is was structured as a tax-free reorganization for federal tax purposes. The Inspector of Elections reported that of the 44,355,586 shares outstanding and available to vote as of the close of business of June 28, 2024: 22,872,045 shares were present in person or by proxy, and of those shares 21,674,206 shares or 94.76% voted in favor (representing 48.86% of total outstanding shares:, 63,077 shares or 0.28% voted against (representing 0.14% of outstanding shares, and 1,134,762 shares or 4.96% abstained or withheld from voting (representing 2.56% of total outstanding shares), which abstentions are also treated as a vote against the proposal. The High Income Reorganization commenced after the close on October 4, 2024.
The High Income Fund and Short Term Fund were deemed to be the accounting survivors for financial reporting purposes after the reorganizations. In conjunction with the reorganizations, Easterly Investment Partners LLC became the new investment adviser of each fund, replacing Principal Street Partners, LLC.

Updated Prospectus Web Address	https://funds.easterlyam.com/rocmuni-high-income-municipal-bond-fund/
Investor Class
Shareholder Report [Line Items]
Fund Name	Principal Street High Income Municipal Fund
Class Name	Investor Class
Trading Symbol	GSTEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Principal Street High Income Municipal Fund for the period of September 1, 2023, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.easterlyam.com/rocmuni-high-income-municipal-bond-fund/. You can also request this information by contacting us at 1-844-678-6900.
Material Fund Change Notice [Text Block]	This report describes material fund changes. Please see page 2.
Additional Information Phone Number	1-844-678-6900
Additional Information Website	https://funds.easterlyam.com/rocmuni-high-income-municipal-bond-fund/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$143	1.38%

Expenses Paid, Amount	$ 143
Expense Ratio, Percent	1.38%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
Over the period of 8/31/23 thru 8/31/24 the Municipal Bond Market continued to recover from the prior 18 months of record breaking outflows. Although the last quarter of 2023 still experienced redemptions with a trailing four week average of approximately $1Billion, the new calendar year saw increasing interest and demand for the then much higher levels of tax free yields available in the asset class. For the remaining reporting period, municipal market flows turned positive on a four week trailing period, averaging roughly $750Million each month through August 2024. This was further evidenced by the subsequent increases in bond prices as AAA yields declined 41bps-18bps-29bps-25bps (5yr-10yr-20yr-30yr) and A rated yields declined 45bps-34bps-52bps-46bps (5yr-10yr-20yr-30yr). Additionally, credit outperformed high grade paper with spreads tightened upwards of 75bps on the short end of the curve (5yr) and 65 bps on the long end (22+yr).   The municipal bond market continues to provide opportunities to invest in attractive tax exempt yields, albeit at lower levels than a year ago but still quite attractive relative to the prior low rate environment experienced in the 2010s and most of the 2020s thus far.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (03/23/2020)
Investor Class (without sales charge)	7.66	1.69
Bloomberg Municipal Bond Total Return Index	6.09	2.99
Bloomberg High Yield Muni Bond	12.38	6.99

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 04, 2024
Updated Performance Information Location [Text Block]
Visit https://funds.easterlyam.com/rocmuni-high-income-municipal-bond-fund/ for more recent performance information.
Visit https://funds.easterlyam.com/rocmuni-high-income-municipal-bond-fund/ for more recent performance information.

Net Assets	$ 335,699,775
Holdings Count | $ / shares	188
Advisory Fees Paid, Amount	$ 1,677,052
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of August 31, 2024)

Net Assets	$335,699,775
Number of Holdings	188
Net Advisory Fee	$1,677,052
Portfolio Turnover	24%
Average Credit Quality	BB
Effective Duration	7.43 years
30-Day SEC Yield	4.53%
30-Day SEC Yield Unsubsidized	4.54%

Holdings [Text Block]

Top 10 Issuers	(%)
Public Finance Authority	6.7%
South Carolina Jobs-Economic Development Authority	3.7%
Capital Trust Agency, Inc.	3.6%
Children’s Trust Fund	3.1%
Brazoria County Industrial Development Corp.	2.6%
Falmouth Solid Waste Disposal Facilities Revenue	2.5%
Angelina & Neches River Authority	2.5%
Tarrant County Cultural Education Facilities Finance Corp.	2.2%
Atoka Industrial Development Authority	2.0%
Iowa Finance Authority	2.0%

Material Fund Change [Text Block]
MATERIAL FUND CHANGES
On September 30, 2024, the High Income Fund held a special meeting of shareholders, and at such meeting, High Income Fund shareholders approve an Agreement and Plan of Reorganization whereby the High Income Fund would reorganize from Managed Portfolio Series and move into a newly created series of James Alpha Trust (the “High Income Reorganization”), to be called the Easterly ROCMuni High Income Municipal Bond Fund. The High Income Reorganization is was structured as a tax-free reorganization for federal tax purposes. The Inspector of Elections reported that of the 44,355,586 shares outstanding and available to vote as of the close of business of June 28, 2024: 22,872,045 shares were present in person or by proxy, and of those shares 21,674,206 shares or 94.76% voted in favor (representing 48.86% of total outstanding shares:, 63,077 shares or 0.28% voted against (representing 0.14% of outstanding shares, and 1,134,762 shares or 4.96% abstained or withheld from voting (representing 2.56% of total outstanding shares), which abstentions are also treated as a vote against the proposal. The High Income Reorganization commenced after the close on October 4, 2024.
The High Income Fund and Short Term Fund were deemed to be the accounting survivors for financial reporting purposes after the reorganizations. In conjunction with the reorganizations, Easterly Investment Partners LLC became the new investment adviser of each fund, replacing Principal Street Partners, LLC.

Updated Prospectus Web Address	https://funds.easterlyam.com/rocmuni-high-income-municipal-bond-fund/
Institutional Class
Shareholder Report [Line Items]
Fund Name	Principal Street Short Term Municipal Fund
Class Name	Institutional
Trading Symbol	PSTYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Principal Street Short Term Municipal Fund for the period of September 1, 2023, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.easterlyam.com/rocmuni-short-term-municipal-bond-fund/. You can also request this information by contacting us at 1-844-678-6900.
Material Fund Change Notice [Text Block]	This report describes material fund changes. Please see page 2.
Additional Information Phone Number	1-844-678-6900
Additional Information Website	https://funds.easterlyam.com/rocmuni-short-term-municipal-bond-fund/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$74	0.72%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.72%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
Over the period of 8/31/23 thru 8/31/24 the Municipal Bond Market continued to recover from the prior 18 months of record breaking outflows. Although the last quarter of 2023 still experienced redemptions with a trailing four week average of approximately $1Billion, the new calendar year saw increasing interest and demand for the then much higher levels of tax free yields available in the asset class. For the remaining reporting period, municipal market flows turned positive on a four week trailing period, averaging roughly $750Million each month through August 2024. This was further evidenced by the subsequent increases in bond prices as AAA yields declined 41bps-18bps-29bps-25bps (5yr-10yr-20yr-30yr) and A rated yields declined 45bps-34bps-52bps-46bps (5yr-10yr-20yr-30yr). Additionally, credit outperformed high grade paper with spreads tightened upwards of 75bps on the short end of the curve (5yr) and 65 bps on the long end (22+yr).   The municipal bond market continues to provide opportunities to invest in attractive tax exempt yields, albeit at lower levels than a year ago but still quite attractive relative to the prior low rate environment experienced in the 2010s and most of the 2020s thus far.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (04/27/2022)
Institutional (without sales charge)	4.82	3.49
Bloomberg Municipal Bond Total Return Index	6.09	3.30
Bloomberg 3 Year Municipal Bond Index (2-4)	4.57	2.77

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 04, 2024
Updated Performance Information Location [Text Block]
Visit https://funds.easterlyam.com/rocmuni-short-term-municipal-bond-fund/ for more recent performance information.
Visit https://funds.easterlyam.com/rocmuni-short-term-municipal-bond-fund/ for more recent performance information.

Net Assets	$ 56,125,246
Holdings Count | $ / shares	118
Advisory Fees Paid, Amount	$ 34,445
Investment Company Portfolio Turnover	67.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of August 31, 2024)

Net Assets	$56,125,246
Number of Holdings	118
Net Advisory Fee	$34,445
Portfolio Turnover	67%
Average Credit Quality	AA-
Effective Duration	1.06 years
30-Day SEC Yield	2.79%
30-Day SEC Yield Unsubsidized	2.51%

Holdings [Text Block]

Top 10 Issuers	(%)
State of Illinois	3.7%
Public Finance Authority	3.6%
Sweetwater Union High School District Public Financing Authority	3.6%
Skagit County Public Hospital District No. 2	3.6%
Chicago O’Hare International Airport	2.9%
Riverside Regional Jail Authority	2.8%
Tennessee Energy Acquisition Corp.	2.7%
Monarch-Chesterfield Levee District	2.7%
County of Miami-Dade Aviation Revenue	2.6%
Industrial Development Authority of Pima County	2.5%

Material Fund Change [Text Block]
MATERIAL FUND CHANGES
On September 30, 2024, the Short Term Fund held a special meeting of shareholders, and at such meeting, Short Term Fund shareholders approve an Agreement and Plan of Reorganization whereby the Short Term Fund would reorganize from Managed Portfolio Series and move into a newly created series of James Alpha Trust (the “Short Term Reorganization”), to be called the Easterly ROCMuni Short Term Municipal Bond Fund. The Short Term Reorganization is was structured as a tax-free reorganization for federal tax purposes. The Inspector of Elections reported that of the 12,457,941 shares outstanding and available to vote as of the close of business of June 28, 2024: 6,578,880 shares were present in person or by proxy, and of those shares 6,484,541 shares or 98.57% voted in favor (representing 52.05% of total outstanding shares:, 0 shares or 0.00% voted against (representing 0.00% of outstanding shares, and 94,339 shares or 1.43% abstained or withheld from voting (representing 0.76% of total outstanding shares), which abstentions are also treated as a vote against the proposal. The Short Term Reorganization commenced after the close on October 4, 2024.
The High Income Fund and Short Term Fund were deemed to be the accounting survivors for financial reporting purposes after the reorganizations. In conjunction with the reorganizations, Easterly Investment Partners LLC became the new investment adviser of each fund, replacing Principal Street Partners, LLC.

Updated Prospectus Web Address	https://funds.easterlyam.com/rocmuni-short-term-municipal-bond-fund/
Investor Class
Shareholder Report [Line Items]
Fund Name	Principal Street Short Term Municipal Fund
Class Name	Investor Class
Trading Symbol	PSTEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Principal Street Short Term Municipal Fund for the period of September 1, 2023, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.easterlyam.com/rocmuni-short-term-municipal-bond-fund/. You can also request this information by contacting us at 1-844-678-6900.
Material Fund Change Notice [Text Block]	This report describes material fund changes. Please see page 2.
Additional Information Phone Number	1-844-678-6900
Additional Information Website	https://funds.easterlyam.com/rocmuni-short-term-municipal-bond-fund/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$99	0.97%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	0.97%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
Over the period of 8/31/23 thru 8/31/24 the Municipal Bond Market continued to recover from the prior 18 months of record breaking outflows. Although the last quarter of 2023 still experienced redemptions with a trailing four week average of approximately $1Billion, the new calendar year saw increasing interest and demand for the then much higher levels of tax free yields available in the asset class. For the remaining reporting period, municipal market flows turned positive on a four week trailing period, averaging roughly $750Million each month through August 2024. This was further evidenced by the subsequent increases in bond prices as AAA yields declined 41bps-18bps-29bps-25bps (5yr-10yr-20yr-30yr) and A rated yields declined 45bps-34bps-52bps-46bps (5yr-10yr-20yr-30yr). Additionally, credit outperformed high grade paper with spreads tightened upwards of 75bps on the short end of the curve (5yr) and 65 bps on the long end (22+yr).   The municipal bond market continues to provide opportunities to invest in attractive tax exempt yields, albeit at lower levels than a year ago but still quite attractive relative to the prior low rate environment experienced in the 2010s and most of the 2020s thus far.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (04/27/2022)
Investor Class (without sales charge)	4.57	3.14
Bloomberg Municipal Bond Total Return Index	6.09	3.30
Bloomberg 3 Year Municipal Bond Index (2-4)	4.57	2.77

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 04, 2024
Updated Performance Information Location [Text Block]
Visit https://funds.easterlyam.com/rocmuni-short-term-municipal-bond-fund/ for more recent performance information.
Visit https://funds.easterlyam.com/rocmuni-short-term-municipal-bond-fund/ for more recent performance information.

Net Assets	$ 56,125,246
Holdings Count | $ / shares	118
Advisory Fees Paid, Amount	$ 34,445
Investment Company Portfolio Turnover	67.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of August 31, 2024)

Net Assets	$56,125,246
Number of Holdings	118
Net Advisory Fee	$34,445
Portfolio Turnover	67%
Average Credit Quality	AA-
Effective Duration	1.06 years
30-Day SEC Yield	2.61%
30-Day SEC Yield Unsubsidized	2.35%

Holdings [Text Block]

Top 10 Issuers	(%)
State of Illinois	3.7%
Public Finance Authority	3.6%
Sweetwater Union High School District Public Financing Authority	3.6%
Skagit County Public Hospital District No. 2	3.6%
Chicago O’Hare International Airport	2.9%
Riverside Regional Jail Authority	2.8%
Tennessee Energy Acquisition Corp.	2.7%
Monarch-Chesterfield Levee District	2.7%
County of Miami-Dade Aviation Revenue	2.6%
Industrial Development Authority of Pima County	2.5%

Material Fund Change [Text Block]
MATERIAL FUND CHANGES
On September 30, 2024, the Short Term Fund held a special meeting of shareholders, and at such meeting, Short Term Fund shareholders approve an Agreement and Plan of Reorganization whereby the Short Term Fund would reorganize from Managed Portfolio Series and move into a newly created series of James Alpha Trust (the “Short Term Reorganization”), to be called the Easterly ROCMuni Short Term Municipal Bond Fund. The Short Term Reorganization is was structured as a tax-free reorganization for federal tax purposes. The Inspector of Elections reported that of the 12,457,941 shares outstanding and available to vote as of the close of business of June 28, 2024: 6,578,880 shares were present in person or by proxy, and of those shares 6,484,541 shares or 98.57% voted in favor (representing 52.05% of total outstanding shares:, 0 shares or 0.00% voted against (representing 0.00% of outstanding shares, and 94,339 shares or 1.43% abstained or withheld from voting (representing 0.76% of total outstanding shares), which abstentions are also treated as a vote against the proposal. The Short Term Reorganization commenced after the close on October 4, 2024.
The High Income Fund and Short Term Fund were deemed to be the accounting survivors for financial reporting purposes after the reorganizations. In conjunction with the reorganizations, Easterly Investment Partners LLC became the new investment adviser of each fund, replacing Principal Street Partners, LLC.

Updated Prospectus Web Address	https://funds.easterlyam.com/rocmuni-short-term-municipal-bond-fund/